1290 Funds®

1290 High Yield Bond Fund

SUPPLEMENT DATED AUGUST 3, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2021, as supplemented, of 1290 Funds® (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@dfinsolutions.com, or you can view, print, and download a copy of these documents at 1290 Funds’ website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio management team for the 1290 High Yield Bond Fund.

Effective July 29, 2021, Carl Whitbeck of AXA Investment Managers, Inc. no longer serves as a member of the team that is responsible for the securities selection, research and trading for the 1290 High Yield Bond Fund. All references to Carl Whitbeck in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE FUND — Sub-Adviser: AXA Investment Managers, Inc. (“AXA IM”) is amended to add the following information:

Name	Title	Date Began Managing the Fund
Michael Graham, CFA®	US High Yield Portfolio Manager at AXA IM	August 2021

The section of the Prospectus entitled “Management of the Funds — The Sub-Advisers — AXA Investment Managers, Inc.” is amended to include the following information:

Michael Graham, CFA® is a US High Yield Portfolio Manager at AXA IM.    Since joining AXA IM in 2007, Mr. Graham has held various leadership roles within the US High Yield team.

The section of the SAI entitled “Appendix B — 1290 Funds — Portfolio Manager Information — AXA Investment Managers, Inc.” is amended to add the following information:

AXA Investment Managers, Inc. (“AXA IM”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of June 30, 2021						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 High Yield Bond Fund
Michael Graham	2	$183.8M	11	$7.27B	14	$2.98B	n/a	n/a	n/a	n/a	n/a	n/a

Ownership of Shares of the Fund as of June 30, 2021

Portfolio Manager	None	$$1- 10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 High Yield Bond Fund
Michael Graham	X